Finance income and expense - Financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net gains and losses on financial instruments
Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives	$ (11)	$ 8	$ (14)
Interest and changes in carrying values of debt designated as hedged items in fair value hedges, net of derivatives	(28)	(35)	(21)
Interest and fair value changes on fixed and short-term deposits, equity securities, other derivatives and tax balances	96	52	74
Interest on debt, overdrafts, finance leases and commercial paper held at amortised cost	(619)	(559)	(553)
Losses on change in fair value of derivatives	2		17
Interest rate fair value hedging instruments
Net gains and losses on financial instruments
Gain on change in fair value of related hedged items	10	9	30
Instruments in a fair value hedge relationship | Interest rate swaps
Net gains and losses on financial instruments
Losses on change in fair value of derivatives	13	9	29
Instruments in a fair value hedge relationship | Loans
Net gains and losses on financial instruments
Losses on change in fair value of derivatives	13	10	12
Instruments designated in cash flow hedge
Net gains and losses on financial instruments
Ineffectiveness on net investment hedge taken to profit	0	0	0
Instruments designated at fair value through profit and loss
Net gains and losses on financial instruments
Gains on change in fair value of derivatives	$ 13	$ 3	$ 9